Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Taxes
Deferred tax assets (liabilities)	$ (80,163)	$ (1,301,790)	$ (86,856)	$ (1,825,605)
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	1,088,178	60,568
Refineria De Cartagana [Member]
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	$ 2,236,467	1,916,114
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration		933,113
Invercolsa S.A.
Taxes
Deferred tax asset attributable to deductible operating loss carryforwards	12 years
Operating loss carryforwards, subject to expiration	$ 15,567	16,112
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration	39,404	45,147
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration	241,434	174,855
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration	704,941
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration	1,157,358	759,609
Ruta del Loa
Taxes
Operating loss carryforwards, subject to expiration	60,616	30,057
Loans
Taxes
Deferred tax assets (liabilities)	3,425,024	192,923
Loss carry forwards
Taxes
Deferred tax assets (liabilities)	6,891,980	5,519,519
Deferred tax asset (liability)	$ 6,891,980	5,519,519
Deferred tax asset attributable to deductible operating loss carryforwards	20 years
Operating loss carryforwards, subject to expiration	$ 1,164,546	1,499,997
Provisions
Taxes
Deferred tax assets (liabilities)	4,659,532	5,063,332
Other assets
Taxes
Deferred tax assets (liabilities)	296,206	689,369
Employee benefits
Taxes
Deferred tax assets (liabilities)	2,894,690	3,623,801
Accounts payable
Taxes
Deferred tax assets (liabilities)	58,338	(60,255)
Goodwill
Taxes
Deferred tax assets (liabilities)	(693,385)	(603,445)
Intangibles
Taxes
Deferred tax assets (liabilities)	(1,402,760)	(1,208,349)
Other
Taxes
Deferred tax assets (liabilities)	(343,127)	(387,146)
Other liabilities
Taxes
Deferred tax assets (liabilities)	(3,448,143)	(3,429,662)
Accounts receivable
Taxes
Deferred tax assets (liabilities)	(3,761,091)	(3,766,299)
Property plant and equipment and Natural and environmental resources
Taxes
Deferred tax assets (liabilities)	$ (8,657,427)	$ (6,935,578)